Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


February 12, 2009

Catherine Brown
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Tri-Mark MFG, Inc.
      Amendment 5 to Registration Statement on Form S-1
      Filed January 21, 2009
      File No. 333-149546

Dear Ms. Brown:

Pursuant to our telephone conversation on February 12, 2009, please note the following.

The compensation for 2008 has been added to the summary compensation table as follows:

                                   Summary Compensation Table
                                                        Non-Equity     Nonqualified
Name                                                   Incentive Plan    Deferred    All Other
and                                    Stock  Options   Plan Compen-   Compensation   Compen-
Principal              Salary   Bonus   Awards  Awards    sation          Earnings     sation   Total
Position         Year    ($)     ($)     ($)     ($)       ($)               ($)       ($)       ($)
  (a)             (b)    (c)     (d)     (e)     (f)       (g)               (h)       (i)       (j)
Barry Sytner
Chief Executive
  Officer         2008     -      -       -        -        -                 -         -         -
                  2007     -      -       -        -        -                 -         -         -
                  2006     -      -       -        -        -                 -         -         -
Betty Soumekh
Chief Financial
  Officer         2008     -      -       -        -        -                 -         -         -
                  2007    -       -       -         -       -                 -         -         -
                  2006     -      -       -        -        -                 -         -         -

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker